SUPPLEMENT TO THE FIRST INVESTORS SPECIAL BOND PROSPECTUS
                                Dated May 1, 2001


1. The description of Manager Nancy W. Jones under the "Fund Management" section on page 24 of the prospectus, is hereby deleted and replaced with the following:

         Greg Miller and Richard T. Bourke serve as Co-Portfolio Managers of the Fund. Messrs. Miller and Bourke also serve as Co-Portfolio Managers of certain other First Investors Funds. Mr. Miller joined First Investors in 1991 as a securities analyst for the High Yield Department. Mr. Bourke joined First Investors in 1997 as an analyst. From 1995 to 1997, Mr. Bourke was employed as a senior financial analyst for Princeton Venture Research.

This Supplement is dated December 10, 2001.

SBPRSDC02

              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                        FOR THE SPECIAL BOND FUND, INC.
                                Dated May 1, 2001



1. The description regarding Nancy W. Jones under the "Directors and Officers" section of the statement of additional information on page 10, is hereby deleted in its entirety.

2. The reference to Nancy W. Jones in the description of the Investment Committee on page 12 is hereby deleted.

This Supplement is dated December 10, 2001.

SBSAIDC02